Loans and borrowings - Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 1,254,891	$ 1,669,224
Beginning Balance	1,365,329
Cash flows	93,609	(545,334)
Foreign Exchange Movement	(347)	(84)
Leases	19,995	32,034
Concession Covid-19	(489)	0
Other	(117,677)	99,051
Ending balance	1,360,420	1,254,891
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,060,765	1,293,541
Cash flows	220,812	(331,827)
Foreign Exchange Movement	0	0
Leases	0	0
Concession Covid-19	0	0
Other	(117,677)	99,051
Ending balance	1,163,900	1,060,765
Lease liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	304,564	375,683
Cash flows	(93,213)	(103,069)
Foreign Exchange Movement	(347)	(84)
Leases	19,995	32,034
Concession Covid-19	(489)	0
Other	0	0
Ending balance	230,510	304,564
Dividends payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	(110,438)
Beginning Balance	0
Cash flows	(33,990)	(110,438)
Foreign Exchange Movement	0	0
Leases	0	0
Concession Covid-19	0	0
Other	0	0
Ending balance	$ (33,990)	$ (110,438)